Intangible assets, net - Schedule of Carrying Amount of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets
Total intangibles assets, net	$ 0	$ 65
Licensing Agreements
Finite-Lived Intangible Assets
Software licenses	258	288
Less: accumulated amortization	(258)	(223)
Total intangibles assets, net	$ 0	$ 65